Provision for post-employment benefits - Movement in Pension Plan Assets (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
United Kingdom [member]
Disclosure of net defined benefit (liability) asset
Settlement payments	£ 70.4